Expense Example - PIMCO StocksPLUS Long Duration Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	62	195	340	762	73	227	395	883	474	684	912	1,565